Restricted Assets - Summary of Restricted Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of restricted assets [line items]
Restricted assets	$ 7,196,829	$ 12,327,799	$ 7,722,301
Guaranteed financial assets	6,756,220	11,277,691	$ 6,800,296
Debt securities at fair value through profit or loss [member]
Disclosure of restricted assets [line items]
Restricted assets	331,861	503,336
Debt securities at fair value through profit or loss [member] | Discount bonds one [member]
Disclosure of restricted assets [line items]
Restricted assets	108,633	145,491
Debt securities at fair value through profit or loss [member] | Discount bonds two [member]
Disclosure of restricted assets [line items]
Restricted assets	92,659	173,416
Debt securities at fair value through profit or loss [member] | Discount bonds three [member]
Disclosure of restricted assets [line items]
Restricted assets	64,703	12,851
Debt securities at fair value through profit or loss [member] | Discount bonds four [member]
Disclosure of restricted assets [line items]
Restricted assets	24,998	19,399
Debt securities at fair value through profit or loss [member] | Discount bonds five [member]
Disclosure of restricted assets [line items]
Restricted assets	6,609	13,095
Debt securities at fair value through profit or loss [member] | Internal bills one [member]
Disclosure of restricted assets [line items]
Restricted assets		78,339
Debt securities at fair value through profit or loss [member] | Internal bills two [member]
Disclosure of restricted assets [line items]
Restricted assets		14,243
Debt securities at fair value through profit or loss [member] | Secured bonds [member]
Disclosure of restricted assets [line items]
Restricted assets		6,304
Debt securities at fair value through profit or loss [member] | Other public and private securities [member]
Disclosure of restricted assets [line items]
Restricted assets	34,259	40,198
Other Financial Assets One [member]
Disclosure of restricted assets [line items]
Restricted assets	3,241	2,488
Other Financial Assets One [member] | Sundry debtors one [member]
Disclosure of restricted assets [line items]
Restricted assets	2,414	1,267
Other Financial Assets One [member] | Sundry debtors two [member]
Disclosure of restricted assets [line items]
Restricted assets	827	1,221
Loans and other financing [member]
Disclosure of restricted assets [line items]
Restricted assets	32,501	163,662
Loans and other financing [member] | Interests derived from contributions made as contributing partner [member]
Disclosure of restricted assets [line items]
Restricted assets	32,501	163,662
Guarantee one [member]
Disclosure of restricted assets [line items]
Guaranteed financial assets	5,719,689	5,914,284
Guarantee two [member]
Disclosure of restricted assets [line items]
Guaranteed financial assets	747,487	920,557
Guarantee three [member]
Disclosure of restricted assets [line items]
Guaranteed financial assets	182,448	4,420,094
Guarantee four [member]
Disclosure of restricted assets [line items]
Guaranteed financial assets	106,596	22,755
Other Non Financial Assets [member]
Disclosure of restricted assets [line items]
Restricted assets	73,006	380,623
Other Non Financial Assets [member] | Real property [member]
Disclosure of restricted assets [line items]
Restricted assets	$ 73,006	$ 380,623